1. The Company and Significant Accounting Policies: Property and Equipment (Policies)	9 Months Ended
Sep. 30, 2016
Policy Text Block [Abstract]
Property and Equipment:

Property and Equipment:

New property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally 5 years. Expenditures for renewals and betterments are capitalized. Expenditures for minor items, repairs and maintenance are charged to operations as incurred. Gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.